Columbia European Equity Fund
Prospectus Supplement — January 1, 2012
to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia European Equity Fund	12/30/2010
The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia European Equity Fund	Class A	Class B	Class C	Class I	Class R4	Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses		Columbia European Equity Fund	Columbia European Equity Fund Class A	Columbia European Equity Fund Class B	Columbia European Equity Fund Class C	Columbia European Equity Fund Class I	Columbia European Equity Fund Class R4	Columbia European Equity Fund Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R4	Class Z
Management fees			0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	none	none
Other expenses			0.46%	0.46%	0.46%	0.18%	0.48%	0.46%
Total annual fund operating expenses			1.51%	2.26%	2.26%	0.98%	1.28%	1.26%
[1]	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia European Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	720	1,025	1,352	2,278
Class B	Class B (if shares are redeemed)	729	1,007	1,411	2,411
Class C	Class C (if shares are redeemed)	329	707	1,211	2,600
Class I	Class I (whether or not shares are redeemed)	100	312	543	1,206
Class R4	Class R4 (whether or not shares are redeemed)	130	406	703	1,550
Class Z	Class Z (whether or not shares are redeemed)	128	400	693	1,528

Expense Example, No Redemption Columbia European Equity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	229	707	1,211	2,411
Class C	Class C (if shares are not redeemed)	229	707	1,211	2,600